Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Institutional Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

		The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:
  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk:    To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk:    The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Sponsored Enterprises Risk:     Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns during the years since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.02% (quarter ended 9/30/13).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2013
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
Institutional Class | State Street Institutional Liquid Reserves Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.07%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.82%
2009	rr_AnnualReturn2009	0.49%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	0.15%
2012	rr_AnnualReturn2012	0.20%
2013	rr_AnnualReturn2013	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1-Year	rr_AverageAnnualReturnYear01	0.10%
5-Year	rr_AverageAnnualReturnYear05	0.23%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.91%

[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
[2]	The Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the "Voluntary Reduction"), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.